Schedule of Other Current Assets (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Other receivable		$ 104,868	$ 264,705
Rent bond			5,830
Prepayments	$ 81,077	288,987	217,351
GST (payable)/receivable		(65,061)	7,300
Total		$ 328,794	$ 495,186